Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inspirato LLC
Rent expense	$ 64.1	$ 39.8	$ 48.3